Segment Reporting - Schedule of Primary Reportable Segments (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 8,153,546	$ 5,712,480	$ 6,330,428
Costs of services	2,840,112	1,502,255	2,021,058
Selling expenses and general administrative	10,335,481	8,761,031
Segment loss	5,022,047	4,550,806
Depreciation expense	425,783	407,013
Stock-based compensation expense	1,977,187	2,061,810	4,813,049
Other income	(495,276)	(186,137)
Interest income	(22,731)	(53,089)
Foreign exchange gain		(5)
Loss before income taxes	6,907,010	6,780,398
Income taxes (recovery)	(335,826)	289,464	(191,029)
Net loss	6,571,184	7,069,862	$ 6,128,442
Segmented assets	23,291,327	19,209,136
Goodwill allocation	2,652,772	2,652,766
Foreign language education - QHI [Member]
Segment Reporting Information [Line Items]
Revenue	3,927,988	3,946,380
Costs of services	997,763	837,055
Selling expenses and general administrative	5,916,980	5,242,103
Segment loss	2,986,755	2,132,778
Segmented assets	7,239,296	8,414,389
Goodwill allocation
Foreign language education - RIL [Member]
Segment Reporting Information [Line Items]
Revenue	607,697
Costs of services	57,814
Selling expenses and general administrative	773,803
Segment loss	223,920
Segmented assets	1,516,949
Goodwill allocation	840,855
Professional education and training programs [Member]
Segment Reporting Information [Line Items]
Revenue	3,617,861	1,766,100
Costs of services	1,784,535	665,200
Selling expenses and general administrative	2,889,853	2,053,130
Segment loss	1,056,527	952,230
Segmented assets	10,684,732	8,540,087
Goodwill allocation	1,811,917	1,811,917
Other [Member]
Segment Reporting Information [Line Items]
Revenue
Costs of services
Selling expenses and general administrative	754,845	1,465,798
Segment loss	754,845	1,465,798
Segmented assets	3,850,350	2,254,660
Goodwill allocation		$ 840,849